Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Summary of cash and cash equivalents

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash at bank
-RMB deposits	20,433	365,613
-US$deposits	1,355,276	273,402
-HK$deposits	57	27
	1,375,766	639,042